WARRANTS	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
16.	WARRANTS

On April 21, 2010, the Company issued to Anderson & Strudwick Incorporated (“A&S”) 150,000 warrants, as a portion of the placement commission for the IPO. On the same day, the Company granted a total of 7,500 warrants to Hawk Associates Inc. (“Hawk”), the Company’s investor relations consultancy. On January 10, 2012, the Company issued 100,000 warrants to FirsTrust Group, Inc., (“FirsTrust”), the Company’s financial advisor.

In connection with the stock offering in February, 2014, the Company entered into a securities purchase agreement (the “Securities Purchase Agreement”) with certain institutional investors for the sale of 734,700 common shares in a registered offering at the price of $9.12 per common share. In addition, the Company issued 220,410 warrants to the institutional investors aggregately and issued 73,470 warrants to FT Global Capital, Inc. (“FT Global”), as a portion of the placement commission. These warrants will be exercisable immediately as of the date of issuance at an exercise price of $11.86 per common share and expire forty-two months from the date of issuance.

There were a total of 551,380 warrants issued and outstanding as of December 31, 2015. All the warrants issued to “A&S” have the right to purchase one share of common stock for an exercise price of $10.00 per share with a term of 5 years. All the warrants granted to Hawk have the right to purchase one share of common stock for an exercise price of $9.60 per share with a term of 5 years. All the warrants granted to FirsTrust have the right to purchase one share of common stock for an exercise price of $4.00 per share with a term of 5 years. All the warrants granted to the certain institutional investors have the right to purchase one share of common stock for an exercise price of $11.86 per share with a term of 3.5 years. All the warrants granted to FT Global Capital, Inc. have the right to purchase one share of common stock for an exercise price of $11.86 per share with a term of 3.5 years.

The fair value of the outstanding warrants at December 31, 2015 was calculated using the Black Scholes Model with the following assumptions:

Market price per share (USD/share)	2.2619
Exercise price (USD/share)	$4.00-$11.86
Risk free rate	0.66%-0.91%
Dividend yield	-
Expected term/Contractual life (years)	1.02-1.64
Expected volatility	94.85%-110.13%

The following table sets forth by level within the fair value hierarchy of our financial assets and liabilities that was accounted for at fair value on a recurring basis as of December 31, 2015 and 2014:

	Carrying Value at	Fair Value Measurement at
	December 31, 2015	December 31, 2015
		Level 1	Level 2	Level 3
Warrants liability	$162,736	$-	$162,736	$-

	Carrying Value at	Fair Value Measurement at
	December 31, 2014	December 31, 2014
		Level 1	Level 2	Level 3
Warrants liability	$553,060	$-	$553,060	$-

The following is a reconciliation of the beginning and ending balances of warrants liability measured at fair value on a recurring basis using Level 2 inputs:

	December 31,
	2015	2014	2013
	US$	US$	US$
Beginning balance	553,060	720,857	374,166
Warrants issued	-	2,698,374	-
Fair value change of the issued warrants included in earnings	(390,324)	(2,866,171)	346,691
Ending balance	162,736	553,060	720,857

Following is a summary of the warrants activity:

		Weighted Average	Weighted Average Remaining
	Number	Exercise Price	Contractual Life

Outstanding as of December 31, 2013	257,500	$7.66	1.97
Granted	293,880
Forfeited	-
Exercised	-
Outstanding as of December 31, 2014	551,380	$9.90	1.86
Granted	-
Forfeited	-
Exercised	-
Outstanding as of December 31, 2015	551,380	$9.86	1.49